Disclosure on individual items of the consolidated financial statements (Details) - Schedule of selling general and administrative expenses - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Selling General And Administrative Expenses Abstract
Legal and consulting fees	€ 3,779	€ 4,450	€ 767
Personnel expenses	14,359	3,911	2,927
Administration fee	3,412	2,963	2,474
Marketing costs	1,925	476	133
Depreciation and amortization	631	227	44
Insurance expenses	2,365	26	27
Other expenses	4,847	1,268	1,198
Total	€ 31,319	€ 13,321	€ 7,570